Schedule of Investments (unaudited) September 30, 2019	BlackRock International V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 95.2%

Australia — 2.0%
Qantas Airways Ltd.	414,463	$1,761,335

Brazil — 2.1%
Banco do Brasil SA(a)	169,208	1,857,034

Canada — 5.6%
Rogers Communications, Inc., Class B	67,203	3,273,283
Suncor Energy, Inc.	50,486	1,592,490

		4,865,773

China — 9.6%
Alibaba Group Holding Ltd., ADR(a)	15,760	2,635,545
Ping An Insurance Group Co. of China Ltd., Class H	172,000	1,976,919
Qudian, Inc., ADR(a)(b)	187,388	1,291,103
Wuxi Biologics Cayman, Inc.(a)(c)	247,000	2,518,635

		8,422,202

France — 5.6%
AXA SA	120,335	3,072,608
Ubisoft Entertainment SA(a)	25,757	1,856,838

		4,929,446

Germany — 5.4%(a)
Knorr-Bremse AG	32,114	3,018,629
MorphoSys AG	15,376	1,695,232

		4,713,861

Iceland — 2.2%
Marel HF(c)	426,459	1,952,240

Italy — 3.1%
Intesa Sanpaolo SpA	1,153,717	2,732,948

Japan — 9.4%
Recruit Holdings Co. Ltd.	73,000	2,230,406
Sony Corp.	101,100	5,975,835

		8,206,241

Luxembourg — 2.9%
SES SA, FDR	137,138	2,499,675

Mexico — 2.5%
Fomento Economico Mexicano SAB de CV	236,533	2,167,560

Netherlands — 6.7%
ASML Holding NV	10,950	2,715,747
Koninklijke DSM NV	26,344	3,171,339

		5,887,086

Security	Shares		Value

Portugal — 1.6%
Banco Comercial Portugues SA, Class R(a)		6,957,214	$1,444,451

Spain — 5.1%
Banco Bilbao Vizcaya Argentaria SA		551,266	2,869,606
Masmovil Ibercom SA(a)		78,071	1,585,016

			4,454,622

Sweden — 2.7%
Hexagon AB, Class B		49,271	2,373,389

Switzerland — 9.0%
Nestle SA (Registered)		23,716	2,572,108
Roche Holding AG		18,057	5,257,561

			7,829,669

Thailand — 1.3%
Sea Ltd., ADR(a)(b)		36,226	1,121,195

United Kingdom — 5.7%
Associated British Foods plc		5,644	159,775
BAE Systems plc		384,967	2,696,036
Burberry Group plc		79,270	2,117,431

			4,973,242

United States — 12.7%
Equinix, Inc.		3,287	1,895,942
ON Semiconductor Corp.(a)		118,113	2,268,951
PTC, Inc.(a)		20,485	1,396,667
Tiffany & Co.(b)		26,325	2,438,485
Viavi Solutions, Inc.(a)(b)		218,840	3,064,854

			11,064,899

Total Common Stocks — 95.2% (Cost: $79,601,557)			83,256,868

Total Long-Term Investments — 95.2% (Cost: $79,601,557)			83,256,868

Short-Term Securities — 10.0%(d)*
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.87%		3,097,108	3,097,108
SL Liquidity Series, LLC, Money Market Series, 2.13%(e)	USD	5,600,619	5,601,739

Total Short-Term Securities — 10.0% (Cost: $8,699,096)			8,698,847

Total Investments — 105.2% (Cost: 88,300,653)			91,955,715

Liabilities in Excess of Other Assets — (5.2)%			(4,540,920)

Net Assets — 100.0%			$87,414,795

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Annualized 7-day yield as of period end.
(e)	Security was purchased with the cash collateral from loaned securities.
*

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

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Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock International V.I. Fund

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds, T-Fund, Institutional Class	2,487,119	609,989	3,097,108	$3,097,108	$50,268		$—		$—
SL Liquidity Series, LLC, Money Market Series	239,214	5,361,405	5,600,619	5,601,739	12,148	(b)	568		(248)

				$8,698,847	$62,416		$568		$(248)

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Glossary of Terms Used in this Report

Portfolio Abbreviations

ADR	American Depositary Receipts

FDR	Fiduciary Depositary Receipt

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	$—	$1,761,335	$—	$1,761,335
Brazil	1,857,034	—	—	1,857,034
Canada	4,865,773	—	—	4,865,773
China	3,926,648	4,495,554	—	8,422,202
France	—	4,929,446	—	4,929,446
Germany	3,018,629	1,695,232	—	4,713,861
Iceland	1,952,240	—	—	1,952,240
Italy	—	2,732,948	—	2,732,948
Japan	—	8,206,241	—	8,206,241
Luxembourg	—	2,499,675	—	2,499,675

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Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock International V.I. Fund

	Level 1	Level 2	Level 3	Total

Mexico	$2,167,560	$—	$—	$2,167,560
Netherlands	—	5,887,086	—	5,887,086
Portugal	—	1,444,451	—	1,444,451
Spain	—	4,454,622	—	4,454,622
Sweden	—	2,373,389	—	2,373,389
Switzerland	—	7,829,669	—	7,829,669
Thailand	1,121,195	—	—	1,121,195
United Kingdom	—	4,973,242	—	4,973,242
United States	11,064,899	—	—	11,064,899
Short-Term Securities	3,097,108	—	—	3,097,108

Subtotal	$33,071,086	$53,282,890	$—	$86,353,976

Investments Valued at Net Asset Value (“NAV”)(a)				5,601,739

Total Investments				$91,955,715

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

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